Alger Responsible Investing Fund Average Annual Total Returns - Class A C Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.13%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		15.89%	11.33%	14.80%
Performance Inception Date	Dec. 04, 2000
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.66%	10.07%	13.11%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.92%	8.81%	11.85%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		20.21%	11.64%	14.70%
Performance Inception Date	Sep. 24, 2008